Debt Instruments Interest Expenses Incurred (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expenses incurred for various debt instruments
Accretion of Franco Nevada royalty obligation	$ 4,107	$ 5,559			$ 19,139	$ 22,230	$ 20,502
Accretion expense on royalty obligation discount	4,100	5,600	8,170	10,663	19,100	22,200	20,500
Amortization of debt issuance costs	539	251	1,064	508	1,146	2,050	4,047
Accretion of debt discount	0	629	576	1,241	2,536	2,324	2,543
Capitalized interest	32	(610)	(361)	(1,694)	(2,663)	(2,175)	(9,885)
Total interest expense, net of capitalized interest	10,930	7,557	20,662	14,227	26,169	34,774	30,942
Convertible Senior Notes due March 2028 [Member]
Interest expenses incurred for various debt instruments
Convertible debt, interest expense	43	395	380	791	1,600	1,600
Interest Expense					1,581	1,581	2,394
1.25% Convertible Senior Notes due January 2024 (terminated in 2011) [Member]
Interest expenses incurred for various debt instruments
Interest Expense						1	28
Senior Term Notes due December 31, 2012 [Member]
Interest expenses incurred for various debt instruments
Interest Expense						1,381	5,074
Kensington Term Facility [Member]
Interest expenses incurred for various debt instruments
Interest Expense	0	906	0	1,880	2,339	4,383	2,017
Gold Lease Facility [Member]
Interest expenses incurred for various debt instruments
Interest Expense							677
Capital Lease Obligations [Member]
Interest expenses incurred for various debt instruments
Interest Expense	98	265	266	608	997	1,620	2,122
Other Debt Obligations [Member]
Interest expenses incurred for various debt instruments
Interest Expense	72	162	268	230	1,094	1,379	1,423
7.875% Senior Notes due 2021 [Member]
Interest expenses incurred for various debt instruments
Interest Expense	5,906	0	10,041	0
Revolving Credit Facility [Member]
Interest expenses incurred for various debt instruments
Interest Expense	$ 133	$ 0	$ 258	$ 0